Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Expense [Line Items]
Interest on mining royalties (a)			$ 144,815
Interest on senior unsecured credit facility (see Note 10(b))			44,678
Interest for leases (see Note 10(a))	$ 5,242		0
Amortisation of debt issuance costs			4,479
Extinguishment debt - debt issuance cost			6,266
Interest on shareholder loans (Note 11(b))			7,992
Capitalized Interest			(2,252)
Other financial expenses (b)			10,934
Finance costs	42,173	$ 38,422	34,551
Sociedad Minera Cerro Verde S.A.A. [Member]
Finance Expense [Line Items]
Interest on mining royalties (a)	68,107	370,159
Interest on senior unsecured credit facility (see Note 10(b))	39,083	49,551
Interest for leases (see Note 10(a))	5,242	0
Amortisation of debt issuance costs	1,768	2,419
Extinguishment debt - debt issuance cost	1,299	1,902
Interest on shareholder loans (Note 11(b))	0	0
Capitalized Interest	(4,504)	(3,790)
Other financial expenses (b)	4,882	6,492
Finance costs	$ 115,877	$ 426,733	$ 216,912